CHAIRMAN AND PRESIDENT'S LETTER
==============================================================================
To Investors in the Dean Family of Mutual Funds:

It is our pleasure to report strong performance for all three Dean Mutual Funds from their inception on May 28, 1997 through September 30, 1997. Each fund essentially matched or slightly exceeded its benchmark index, despite the extra demands placed on managers over the initial structuring of the funds. We are delighted by both the early investment results and the substantial investor interest in each of the funds.

Please note that our reports extend only through September 30, 1997, so they do not reflect the effects of the market correction which began in October. We believe our next set of reports -- through March 1998 -- will provide evidence of the special advantages our strong, value-based investment management disciplines provide in times of volatility and market corrections.

Without a doubt, the robust market environment of this past spring and summer provided excellent conditions in which to inaugurate the Dean Family of Mutual Funds. It was especially favorable to the value investing approach emphasized in these three funds. Investors were beginning to be uncomfortable with the high stock price multiples resulting from the market's long bull run. In July, momentum clearly shifted from the high-flying growth stocks to those in the "value" category.

We at Dean have always worked in this value arena. The stocks we choose are those of companies with proven track records, solid balance sheets and strong prospects for growth; yet, they have fallen from investor favor or never achieved it. The search for value opportunities can be a complex one. At Dean, the depth of analysis provided by our research team plays a defining role in this search for value and in the minimization of risk.

Our forecasting models suggest a continuation of conditions which favor downward volatility during the months ahead. The correction may well continue. While this can be a drag on short-term performance, downward volatility also creates opportunities for the kind of value stock selection which characterizes our approach in all of our Funds.

Though the performance of financial investments in recent years is not likely to be matched again soon, the longer-term economic outlook is quite encouraging. The growth cycle in the U.S. is capital spending-driven and has emphasized technology. That kind of investment contributes to further productivity gains, which, in turn, helps hold down inflation even though employment and incomes rise as they have in recent years. The stock market has always responded well to the happy combination of rising incomes and low inflation.

We are excited about the future of the Dean Family of Mutual Funds, and we appreciate very much your confidence in us.



Sincerely,

/s/ Chauncey H. Dean

    Chauncey H. Dean
    Chairman of the Board and Chief Executive Officer
    C.H. Dean & Associates, Inc.

/s/ Robert D. Dean
    Robert D. Dean
    President and Chief Investment Officer
    C.H. Dean & Associates, Inc.

SMALL CAP VALUE FUND
==============================================================================
Off To a Roaring Start

"Extremely strong performance in a robust market"-- that fairly describes the exciting history of the Dean Small Cap Value Fund from its inception on May 28, 1997 through September 30, 1997.

The Fund's return during those four months totaled 21.0%1 (excludes the impact of applicable sales charges), edging out the benchmark Russell 2000 Index of 20.45%, despite expenses which trimmed the Fund's performance.

The timing of the Small Cap Value Fund's launch could hardly have been more fortunate. It coincided with the stock market's sudden discovery that most of the best values were in companies unknown by the market. The large-cap S&P 500 Index lagged well behind, rising 12.5% during the period.

Recipe for Success in Small Caps

The recipe for value investing is fairly straightforward: buy a well-diversified portfolio of financially strong stocks selling at rock-bottom valuations. These are companies with few friends in the market. Most important, these companies trade at price multiples well below those of the overall market. Dean examines price multiples, not only with regard to earnings (P/E), but book value, revenues and dividends.

By conventional standards of value -- price to earnings, book value and revenue -- the Dean Small Cap Value Fund is among the most value-oriented of all U.S. equity funds operating today. Its aggregate, weighted price-to-book-value ratio is 1.2. It's aggregate trailing P/E is 12.4 and its price-to-sales ratio is less than 30%. By way of comparison, the companies in the S&P 500 Index have an aggregate trailing price-to-book ratio above 5.0 and an aggregate P/E ratio of 23.

Diversification: Strength in Numbers

The Dean Small Cap Value Fund is highly diversified with approximately 160 stocks. Given that kind of diversification, the Fund's high return through September 30, 1997 speak well for the research and value selection disciplines Dean employs.

Dean utilizes both top-down and bottom-up research approaches. For example, the housing industry, in which the Fund has a large stake, looks strong from both vantage points. The strong economy, rising incomes, low mortgage rates and low inventories of unsold homes all suggest positive fundamentals for the housing industry. However, it was the Fund's bottom-up approach which first led us to companies in the industry. Their low valuations, despite solid financial and operating records, signaled investment opportunities.

Outlook: Values Remain in Small Cap Stocks

Despite the strength in the small cap sector over the last several months, opportunities still exist. This Fund will continue to take advantage of these opportunities by staying highly disciplined and focused on this investment process.

1 Represents the period from inception of the Funds on May 28, 1997 through September 30, 1997 for Class A shares.

LARGE CAP VALUE FUND
==============================================================================
Proven Investment Discipline Succeeds

Dean's Large Cap Value Fund posted a 12.4%1 (excludes the impact of applicable sales charges) gain in its first four months of operation, from inception on May 28, 1997 through September 30, 1997. While those are excellent results by any measure, they are also largely in line with the performance of the markets in general. The benchmark, the Russell 1000, gained 12.5% over the same time span. The S&P 500 Index also was up 12.5%.

Long-term conclusions can't, of course, be based on the first four months of the Fund's performance. However, these early results suggest that Dean's disciplined, value approach to equity investing will be as successful in mutual fund management, as it has been for privately managed accounts for over 25 years.

Strong Commitments Within a Diverse Portfolio

The Dean Large Cap Value Fund is well diversified, with approximately 60 equity positions. However, we will make significant commitments to situations in which we see compelling value. Currently, the largest concentration in the Fund is in the broadly defined financial services sector. This includes insurance companies, brokerage houses, banks and specialty finance companies. All told, 31% of the Fund's assets are represented by 17 companies in this sector.

Why Financial Services?

In two words: value and opportunity. There are many companies in this sector whose valuations are well below average, in terms of price-to-earnings (P/E) and price-to-book value ratios. Those the Fund has purchased also possess the ability to grow at rates considered well above average during the next several years.

A good example of such a stock is that of Countrywide Credit Industries. This is the nation's leading mortgage origination and servicing company. Its earnings growth has averaged 20% per year during the past ten years, and they should continue to grow at double-digit rates for several years to come. Yet, despite its excellent record and stellar prospects, Countrywide sells for only 13.4X this year's earnings and only 11.8X next year's expected earnings.

Today's High Cost of Equities Require an Emphasis on Value

The Dean approach to value investing is designed to yield superior returns over the long term in both up and down markets. While the outlook for the U.S. economy remains bright, stocks are selling at near all-time highs. Further increases in P/E or price-to-book value ratios are highly unlikely.

In addition, profit margins are already at historically high levels, which means corporate profits have received a larger slice of the economic pie during this decade. This has been tremendously positive for all sectors of the economy. In coming years, however, it may be unrealistic to expect the profit "slice" to grow faster than the whole "economic pie." More than ever, this underscores the need for the research and value investing disciplines of the Dean Large Cap Value Fund.

1 Represents the period from inception of the Funds on May 28, 1997 through September 30, 1997 for Class A shares.

BALANCED FUND
==============================================================================
A Solid Start-up

A strong stock market helped the Dean Balanced Fund achieve a 9.5%1 (excludes the impact of applicable sales charges) return in its first four months of operation. Those results were slightly ahead of the 9.4% return for the 60/40 benchmark (60% S&P 500 Index , 40% Lehman Brothers Government/Corporate Bond Index), against which we measure the Fund's performance.

The Balanced Fund's start-up performance was achieved despite the initial trading costs associated with structuring a new fund. And, while a balance of 60% stocks with 40% fixed-income securities is considered a neutral allocation, the Fund was held to a slightly more conservative allocation to equities (between 54% and 58%) during the period ending September 30.

The reasons for this caution are worth noting. First, the Dean Balanced Fund is structured to appeal to investors who are interested in long-term growth while emphasizing preservation of capital. Further, during the past few months, Dean's asset allocation models have signaled conditions favoring a neutral-to-slightly-bearish stock market outlook for the intermediate term. While caution may have curbed the Fund's returns through September, it may prove a blessing for Balanced Fund investors in the potentially volatile months ahead.

Managing in Volatile Markets

Aggregate measures of stock value (price to earnings, price to book value and dividend yield) show that stocks in general are expensive. That makes them vulnerable to bad economic news or external shocks.

However, over the longer term, prospects for stocks continue to be positive. Most of all, this reflects strong potential for technology-driven economic growth in the U.S. and abroad.

The Dean Balanced Fund will continue to rely on the tactical asset allocation models which have served the firm's private clients so well for over 25 years. As near-term prospects for stocks change, the allocation to stocks in the Fund will be gradually raised or lowered as warranted. The value approach to stock selection remains a constant.

Selecting Value Stocks

The Balanced Fund is diversified across a wide spectrum of industries. The more sizable positions are taken with companies and sectors that offer the best value. For example, equities in real estate trusts (REITs) and electric utilities currently offer relatively high dividend yields and attractive valuations. They provide a steady, more reliable return and serve as defensive positions, should downside volatility occur. The Fund has meaningful positions in both of these sectors.

Matching the performance benchmark in the Dean Balanced Fund's first four months of operation was a significant milestone. However, the real goal is to outperform the benchmark over the long term, providing the Fund's investors with better returns and lower risk.

1 Represents the period from inception of the Funds on May 28, 1997 through September 30, 1997 for Class A shares.

FUND FACTS
==============================================================================
SMALL CAP VALUE FUND
------------------------------------------------------------------------------
                                 Top Holdings

  Baldwin Technology Co., Inc. - Class A      Continental Can, Inc.
  First American Financial Corp. (The)        National Steel Corp. - Class B
  Lawyers Title Corp.                         Advanced Marketing Services, Inc.
  Bon-Ton Stores, Inc.                        Bel Fuse, Inc.
  Duckwall-ALCO Stores, Inc.                  Del Webb Corp.

           Number of Positions ...............................159
           Median Price/Earnings Ratio ......................12.4
           Portfolio Turnover (5/28/97 - 9/30/97) ............74%(A)


LARGE CAP VALUE FUND
------------------------------------------------------------------------------
                                 Top Holdings

  Potash Corp. of Saskatchewan, Inc.          Loews Corp.
  Clayton Homes, Inc.                         Chrysler Corp.
  Chase Manhattan Corp.                       Green Tree Financial Corp.
  Bear Stearns Cos., Inc.                     Phelps Dodge Corp.
  Vulcan Materials Co.                        Edwards (A.G.), Inc.

        Number of Positions .................................65
        Median Price/Earnings Ratio .......................15.3
        Portfolio Turnover (5/28/97 - 9/30/97) .............17%(A)


BALANCED FUND
------------------------------------------------------------------------------
                             Top Holdings

  Philip Morris Cos., Inc.                    Green Tree Financial Corp.
  CCA Prison Realtly Trust                    NCR Corp.
  360 Communications Co.                      Cox Communications, Inc. - Class A
  Seagate Technology, Inc.                    AGCO Corp.
  PMI Group, Inc. (The)                       Alumax Inc.

    Number of Positions .........................42 equity; 10 fixed income
    Median Price/Earnings Ratio .......................................16.0
    Portfolio Turnover (5/28/97 - 9/30/97) .............................74%(A)

(A)Annualized.


LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
===========================================================================================================
     Shares      COMMON STOCKS -- 99.0%                                                             Value
-----------------------------------------------------------------------------------------------------------


                 AIRLINES -- 1.1%
          2,500  Southwest Airlines Co......................................................   $      79,844
                                                                                              ---------------

                 AUTOMOTIVE -- 3.9%
          4,500  Chrysler Corp..............................................................         165,656
          2,500  Ford Motor Co..............................................................         113,125
                                                                                              ---------------
                                                                                                     278,781
                                                                                              ---------------
                 CAPITAL GOODS -- 3.2%
          4,500  AGCO Corp..................................................................         142,594
          2,000  Foster Wheeler Corp........................................................          87,875
                                                                                              ---------------
                                                                                                     230,469
                                                                                              ---------------
                 CHEMICALS -- 6.1%
          1,000  Dow Chemical Co., (The)....................................................          90,688
          3,000  Great Lakes Chemical Corp..................................................         147,938
          2,500  Potash Corp. of Saskatchewan Inc...........................................         196,250
                                                                                              ---------------
                                                                                                     434,876
                                                                                              ---------------
                 DATA STORAGE -- 2.0%
          4,000  Seagate Technology, Inc.(a) ...............................................         144,500
                                                                                              ---------------

                 ELECTRONICS -- 3.5%
          1,200  Arrow Electronics, Inc.(a) ................................................          69,600
          1,500  Avnet, Inc.................................................................          95,344
          1,400  Raytheon Co................................................................          82,775
                                                                                              ---------------
                                                                                                     247,719
                                                                                              ---------------
                 ENERGY -- 3.0%
          1,000  Atlantic Richfield Co......................................................          85,437
          2,500  Phillips Petroleum Co......................................................         129,062
                                                                                              ---------------
                                                                                                     214,499
                                                                                              ---------------
                 FINANCIAL SERVICES -- 14.9%
          3,400  Ambac Financial Group, Inc.................................................         138,337
          4,000  Bear Stearns Cos., Inc.....................................................         176,000
          1,700  Beneficial Corp............................................................         129,519
          1,500  Chase Manhattan Corp.......................................................         177,000
          3,000  Edwards (A.G.), Inc........................................................         154,125
          3,500  Green Tree Financial Corp..................................................         164,500
            400  Merrill Lynch & Co., Inc...................................................          29,675
          3,000  United Asset Management Corp...............................................          86,062
                                                                                              ---------------
                                                                                                   1,055,218
                                                                                              ---------------
                 GOVERNMENT SPONSORED ENTERPRISES -- 1.7%
          2,500  Federal National Mortgage Association......................................         117,500
                                                                                              ---------------

                 HOUSING -- 2.6%
         10,000  Clayton Homes, Inc.........................................................         185,625
                                                                                              ---------------



LARGE CAP VALUE FUND (continued)
============================================================================================================
     Shares      COMMON STOCKS -- 99.0%                                                             Value
------------------------------------------------------------------------------------------------------------


                 INSURANCE -- 8.9%
          2,000  AFLAC, Inc.................................................................   $     108,500
          1,000  American National Insurance Co.............................................         101,000
            600  General Re Corp............................................................         119,100
          1,000  Jefferson-Pilot Corp.......................................................          79,000
            800  Transamerica Corp..........................................................          79,600
          2,000  Transatlantic Holdings, Inc................................................         143,250
                                                                                              ---------------
                                                                                                     630,450
                                                                                              ---------------
                 MEDIA -- 1.5%
          6,000  News Corporation Ltd. (The) (ADR)..........................................         107,625
                                                                                              ---------------

                 METALS -- 1.9%
          1,500  Alumax Inc.(a) ............................................................          61,313
            900  Aluminum Co. of America....................................................          73,800
                                                                                              ---------------
                                                                                                     135,113
                                                                                              ---------------
                 MISCELLANEOUS -- 14.0%
          1,800  CSX Corp...................................................................         105,300
          2,500  Columbia/ HCA Healthcare Corp..............................................          71,875
          3,000  Hasbro, Inc................................................................          84,375
            500  Norfolk Southern Corp......................................................          51,625
          2,250  Parker-Hannifin Corp.......................................................         101,250
          2,000  Phelps Dodge Corp..........................................................         155,250
          1,500  SAFECO Corp................................................................          79,500
          3,500  Union Texas Petroleum Holdings, Inc........................................          82,250
          2,000  Vulcan Materials Co........................................................         174,000
          2,000  York International Corp....................................................          89,500
                                                                                              ---------------
                                                                                                     994,925
                                                                                              ---------------
                 MORTGAGE SERVICES -- 5.0%
          2,500  Countrywide Credit Industries, Inc.........................................          91,094
          1,200  MBIA, Inc..................................................................         150,525
          2,000  PMI Group, Inc. (The)......................................................         114,625
                                                                                              ---------------
                                                                                                     356,244
                                                                                              ---------------
                 RETAIL -- 4.1%
          2,500  Dillard's, Inc.............................................................         109,531
         15,000  Food Lion, Inc.............................................................         125,156
          1,000  J.C. Penney Company, Inc...................................................          58,250
                                                                                              ---------------
                                                                                                     292,937
                                                                                              ---------------
                 SEMICONDUCTOR -- 1.0%
            800  Intel Corp.................................................................          73,850
                                                                                              ---------------

                 TECHNOLOGY -- 2.3%
          5,000  Cabletron Systems, Inc.(a) ................................................         160,000
                                                                                              ---------------



LARGE CAP VALUE FUND (continued)
=============================================================================================================
     Shares      COMMON STOCKS -- 99.0%                                                             Value
-------------------------------------------------------------------------------------------------------------

                 TELECOMMUNICATIONS -- 6.6%
          7,000  360 Communications Co.(a) .................................................   $     146,125
          1,400  AT&T Corp..................................................................          62,038
          2,000  Century Telephone Enterprises, Inc.........................................          88,000
          3,000  Frontier Corp..............................................................          69,000
          2,000  Sprint Corp................................................................         100,000
                                                                                              ---------------
                                                                                                     465,163
                                                                                              ---------------
                 TOBACCO -- 4.2%
          1,500  Loews Corp.................................................................         169,406
          1,600  Phillip Morris Cos., Inc...................................................          66,500
          2,000  UST, Inc...................................................................          61,125
                                                                                              ---------------
                                                                                                     297,031
                                                                                              ---------------
                 UTILITIES -- 7.5%
          2,000  Consolidated Edison Co. of New York, Inc...................................          68,000
          4,000  DPL Inc....................................................................          98,000
          3,000  Houston Industries, Inc....................................................          65,250
          4,000  Illinova Corp..............................................................          86,250
          3,000  NIPSCO Industries, Inc.....................................................         126,375
          4,000  Southern Co................................................................          90,250
                                                                                              ---------------
                                                                                                     534,125
                                                                                              ---------------
                 TOTAL COMMON STOCKS (COST $6,484,064) .....................................   $   7,036,494
                                                                                              ---------------


==============================================================================================================
      Face
      Value      Money Market -- 0.6%                                                               Value
--------------------------------------------------------------------------------------------------------------

 $       40,011  One Group Prime Money Market Fund..........................................   $      40,011
                                                                                              ---------------

                 TOTAL INVESTMENTS AT VALUE-- 99.6% (COST $6,524,075) ......................   $   7,076,505

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% ..............................          33,571
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $   7,110,076
                                                                                              ===============

(a)      Non-income producing securities.

SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
===========================================================================================================
     Shares      COMMON STOCKS -- 97.8%                                                             Value
-----------------------------------------------------------------------------------------------------------

                 AUTOMOTIVE -- 2.8%
          8,000  Excel Industries, Inc......................................................   $     159,500
          7,000  Oshkosh Truck Corp.........................................................         116,375
          7,000  Republic Automotive Parts, Inc.(a) ........................................         119,000
          9,000  TBC Corp.(a) ..............................................................          84,938
                                                                                              ---------------
                                                                                                     479,813
                                                                                              ---------------
                 AUTOMOTIVE PARTS -- 1.3%
         17,000  Durakon Industries, Inc.(a) ...............................................         148,750
          9,000  Jason, Inc.(a) ............................................................          74,250
                                                                                              ---------------
                                                                                                     223,000
                                                                                              ---------------
                 BUILDING PRODUCTS -- 4.0%
          8,000  Cameron Ashley Building Products(a) .......................................         146,000
         25,000  Martin Industries, Inc.....................................................         153,125
         20,000  Morgan Products, Ltd.(a) ..................................................         133,750
          8,000  Patrick Industries, Inc....................................................         123,000
          8,000  Shelter Components Corp....................................................         116,000
                                                                                              ---------------
                                                                                                     671,875
                                                                                              ---------------
                 BUILDING SUPPLIES -- 0.7%
          9,000  Wolohan Lumber Co..........................................................         119,250
                                                                                              ---------------

                 CAPITAL GOODS -- 5.7%
          4,000  Amcast Industrial Corp.....................................................          98,000
          6,000  Atchison Casting Corp.(a) .................................................         127,500
         40,000  Baldwin Technology Co., Inc. - Class A(a) .................................         212,500
         11,000  Bridgeport Machines, Inc.(a) ..............................................         116,875
          4,000  Central Sprinkler Corp.(a) ................................................          76,000
         11,000  Defiance, Inc..............................................................          79,750
          5,000  Global Industrial Technologies, Inc.(a) ...................................         103,438
          3,000  Hardinge, Inc..............................................................         103,125
          7,000  Perini Corp.(a) ...........................................................          55,125
                                                                                              ---------------
                                                                                                     972,313
                                                                                              ---------------
                 CHEMICALS -- 0.6%
          6,000  Mississippi Chemical Corp..................................................         117,000
                                                                                              ---------------

                 ELECTRONICS -- 3.1%
          9,000  Bel Fuse, Inc.(a) .........................................................         171,000
          9,760  Bell Industries, Inc.(a) ..................................................         164,700
          2,000  Cherry Corp................................................................          38,000
          8,000  ESCO Electronics Corp.(a) .................................................         141,000
                                                                                              ---------------
                                                                                                     514,700
                                                                                              ---------------



SMALL CAP VALUE FUND (continued)
=============================================================================================================
     Shares      COMMON STOCKS -- 97.8%                                                             Value
-------------------------------------------------------------------------------------------------------------

                 ENERGY -- 4.7%
          8,000  Aquila Gas Pipeline Corp...................................................   $     103,000
          8,000  BP Prudhoe Bay Royalty Trust...............................................         144,000
         15,000  Burlington Resources Coal Seam Gas Royalty Trust...........................         105,000
         10,000  Castle Energy Corp.(a) ....................................................         142,500
          4,000  Giant Industries, Inc......................................................          78,750
          5,000  NUI Corp...................................................................         117,500
         11,000  Torch Energy Royalty Trust.................................................          97,625
                                                                                              ---------------
                                                                                                     788,375
                                                                                              ---------------
                 FINANCIAL SERVICES -- 0.2%
          2,700  Arcadia Financial Ltd.(a) .................................................          30,712
                                                                                              ---------------

                 FOOD -- 2.3%
          6,000  Fleming Cos., Inc..........................................................         109,875
         10,000  Mauna Loa Macadamia Partners, L.P. - Class A...............................          41,250
          7,000  Nash-Finch Co..............................................................         166,250
         10,000  ProSource, Inc.............................................................          65,000
                                                                                              ---------------
                                                                                                     382,375
                                                                                              ---------------
                 FURNITURE -- 1.0%
         10,000  Flexsteel Industries, Inc..................................................         122,500
          2,000  Pulaski Furniture Corp.....................................................          37,000
                                                                                              ---------------
                                                                                                     159,500
                                                                                              ---------------
                 GAMING -- 1.6%
          6,000  Grand Casinos, Inc.(a) ....................................................          91,875
          7,000  Harveys Casino Resorts.....................................................         123,375
          6,000  Station Casinos, Inc.(a) ..................................................          48,750
                                                                                              ---------------
                                                                                                     264,000
                                                                                              ---------------
                 HEALTH CARE -- 0.9%
          1,000  Mine Safety Appliances Co.(a) .............................................          70,000
         30,000  Staff Builders, Inc. - Class A(a) .........................................          73,125
                                                                                              ---------------
                                                                                                     143,125
                                                                                              ---------------
                 HOUSING -- 8.6%
          6,000  Beazer Homes USA, Inc.(a) .................................................         118,125
         10,000  Cavalier Homes, Inc........................................................         103,750
          5,000  Continental Homes Holding Corp.............................................         146,562
          8,000  Del Webb Corp..............................................................         171,000
         10,000  Engle Homes, Inc...........................................................         137,500
         17,000  Hovnanian Enterprises Inc. - Class A(a) ...................................         132,812
         14,000  M.D.C. Holdings, Inc.......................................................         139,125
          9,000  M/I Schottenstein Homes, Inc.(a) ..........................................         138,937
          3,200  NVR Inc.(a) ...............................................................          83,200
          7,000  Pacific Greystone Corp.(a) ................................................         139,125
          1,100  Pulte Corp.................................................................          42,075
         10,000  Zaring National Corp.(a) ..................................................          98,125
                                                                                              ---------------
                    ........................................................................       1,450,336
                                                                                              ---------------



SMALL CAP VALUE FUND (continued)
=============================================================================================================
     Shares      COMMON STOCKS -- 97.8%                                                             Value
-------------------------------------------------------------------------------------------------------------

                 INSURANCE -- 9.1%
          2,000  ALLIED Life Financial Corp.................................................   $      47,000
          2,500  Chartwell Re Corp..........................................................          88,750
          1,300  Citizens Corp..............................................................          37,618
          1,733  Donegal Group, Inc.........................................................          35,093
          8,000  EMC Insurance Group, Inc...................................................         109,000
          3,000  FBL Financial Group, Inc. - Class A........................................         111,000
          1,300  Farm Family Holdings, Inc.(a) .............................................          41,762
          3,500  First American Financial Corp. (The).......................................         210,000
          3,000  Harleysville Group, Inc....................................................         126,000
          6,000  Lawyers Title Corp.........................................................         184,500
            600  Navigators Group, Inc. (The)(a) ...........................................          12,450
          3,300  Omni Insurance Group, Inc.(a) .............................................          58,575
          4,000  PXRE Corp..................................................................         126,250
          1,000  Selective Insurance Group, Inc.............................................          51,500
          4,900  Sphere Drake Holdings Ltd..................................................          42,875
          6,000  Stewart Information Services Corp..........................................         158,250
          3,000  Terra Nova (Bermuda) Holdings Ltd. - Class A...............................          81,375
                                                                                              ---------------
                                                                                                   1,521,998
                                                                                              ---------------
                 METALS -- 7.0%
          6,000  Ampco-Pittsburgh Corp......................................................         112,500
          8,000  A.P. Green Industries, Inc.................................................         112,000
          4,000  Chaparral Steel Co.........................................................          61,250
          3,000  Cleveland-Cliffs Inc.......................................................         130,875
          4,000  Commercial Metals Co.......................................................         127,750
         10,000  National Steel Corp. - Class B(a) .........................................         178,750
          1,700  Pitt-Des Moines, Inc.......................................................          63,112
          6,000  Roanoke Electric Steel Co..................................................         133,500
          6,000  Rouge Industries, Inc. - Class A...........................................          93,750
          4,000  Texas Industries, Inc......................................................         169,750
                                                                                              ---------------
                                                                                                   1,183,237
                                                                                              ---------------
                 MISCELLANEOUS -- 2.9%
          2,000  Arvin Industries, Inc......................................................          78,500
          7,000  Building Materials Holding Corp............................................          91,438
          5,000  Burlington Industries, Inc.(a) ............................................          70,000
          4,000  Providence Energy Corp.....................................................          78,500
          8,000  R & B, Inc.(a) ............................................................          71,000
          6,000  Superior Surgical Manufacturing Co.........................................          94,500
                                                                                              ---------------
                                                                                                     483,938
                                                                                              ---------------
                 MORTGAGE SERVICES -- 1.8%
          3,000  MMI Cos., Inc..............................................................          79,125
          2,200  North American Mortgage Co.................................................          63,250
          5,000  SCPIE Holdings Inc.........................................................         153,750
                                                                                              ---------------
                                                                                                     296,125
                                                                                              ---------------



SMALL CAP VALUE FUND (continued)
=============================================================================================================
     Shares      COMMON STOCKS -- 97.8%                                                             Value
-------------------------------------------------------------------------------------------------------------

                 PAPER AND CONTAINERS -- 2.6%
          7,000  Continental Can, Inc.(a) ..................................................   $     185,500
         12,000  Mercer International, Inc..................................................         138,000
          6,000  Paragon Trade Brands, Inc.(a) .............................................         111,375
                                                                                              ---------------
                                                                                                     434,875
                                                                                              ---------------
                 PUBLISHING -- 0.6%
          9,000  PrimeSource Corp...........................................................          93,375
                                                                                              ---------------

                 REAL ESTATE -- 5.4%
          1,000  Capstone Capital Corp......................................................          24,000
          9,000  Commercial Net Lease Realty................................................         143,438
         11,000  Dynex Capital, Inc.........................................................         158,125
          5,000  Health Care REIT, Inc......................................................         137,500
         10,000  Horizon Group, Inc.........................................................         120,625
          3,000  PMC Commerical Trust.......................................................          58,875
          7,000  RFS Hotel Investors, Inc...................................................         136,500
          6,000  Thornburg Mortgage Asset Corp..............................................         126,000
                                                                                              ---------------
                                                                                                     905,063
                                                                                              ---------------
                 RESTAURANTS -- 2.1%
         11,000  Bertuccin's, Inc.(a) ......................................................          69,437
          3,000  Cooker Restaurant Corp.....................................................          31,313
          5,000  El Chico Restaurants, Inc.(a) .............................................          55,625
         10,000  Morrison Restaurants Inc...................................................          35,000
          7,000  Rare Hospitality International, Inc.(a) ...................................          67,375
         10,000  Ryan's Family Steak Houses, Inc.(a) .......................................          91,875
            500  Uno Restaurant Corp........................................................           3,563
                                                                                              ---------------
                                                                                                     354,188
                                                                                              ---------------
                 RETAIL -- 17.4%
         13,000  Advanced Marketing Services, Inc.(a) ......................................         175,500
          9,000  Blair Corp.................................................................         163,125
         16,000  Bon-Ton Stores, Inc.(a) ...................................................         192,000
         20,000  Books-A-Million, Inc.(a) ..................................................         125,000
          9,000  Brookstone, Inc.(a) .......................................................         106,875
          6,000  Brown Group, Inc...........................................................         109,125
         10,000  Delta Woodside Industries, Inc.............................................          60,625
          1,200  Dixie Group, Inc. (The)(a) ................................................          16,200
         25,000  Donnkenny, Inc.(a) ........................................................         107,812
         12,000  Duckwall-ALCO Stores, Inc.(a) .............................................         192,000
         10,000  Dyersburg Corp.............................................................         120,000
         12,000  GT Bicycles, Inc.(a) ......................................................          98,250
          9,000  Haverty Furniture Co., Inc.................................................         127,125
          8,000  Ingles Markets, Inc. - Class A.............................................         105,000
         45,000  Jan Bell Marketing, Inc.(a) ...............................................         120,937
         10,000  Lifetime Hoan Corp.........................................................          88,750
         10,000  Marisa Christina, Inc.(a) .................................................          70,000
          6,000  Marsh Supermarkets, Inc. - Class B.........................................         100,500
         11,000  Mikasa, Inc................................................................         152,625
         35,000  Movie Gallery, Inc.(a) ....................................................         140,000
          8,000  REX Stores Corp.(a) .......................................................          90,000



SMALL CAP VALUE FUND (continued)
=============================================================================================================
     Shares      COMMON STOCKS -- 97.8%                                                             Value
-------------------------------------------------------------------------------------------------------------

                 RETAIL -- 17.4% (CONTINUED)
          3,000  Rival Co. (The)............................................................   $      48,000
         30,000  Service Merchandise Co., Inc.(a) ..........................................         123,750
          3,000  Supreme International Corp.(a) ............................................          42,375
         22,000  Tultex Corp.(a) ...........................................................         132,000
         15,000  Worldtex, Inc.(a) .........................................................         105,938
                                                                                              ---------------
                                                                                                   2,913,512
                                                                                              ---------------
                 TECHNOLOGY -- 1.7%
         14,000  Microtest, Inc. (a)........................................................          77,875
          5,600  Software Spectrum, Inc.(a) ................................................         100,100
         10,000  SPACEHAB, Inc.(a) .........................................................         106,250
                                                                                              ---------------
                                                                                                     284,225
                                                                                              ---------------
                 TELECOMMUNICATIONS -- 1.3%
          8,000  Atlantic Tele-Network, Inc.(a) ............................................         104,000
         12,000  Audiovox Corp. - Class A(a) ...............................................         122,250
                                                                                              ---------------
                                                                                                     226,250
                                                                                              ---------------
                 TOBACCO -- 0.6%
          6,000  Standard Commercial Corp...................................................         101,250
                                                                                              ---------------

                 TRANSPORTATION -- 1.1%
          5,000  International Shipholding Corp.............................................          89,063
          2,100  Petroleum Helicopters, Inc.................................................          50,400
          1,500  Sea Containers, LTD. - Class A.............................................          42,563
                                                                                              ---------------
                                                                                                     182,026
                                                                                              ---------------
                 UTILITY -- 6.7%
          8,000  Bangor Hydro-Electric Co.(a) ..............................................          42,500
          4,000  Central Hudson Gas & Electric..............................................         143,250
          6,000  Central Maine Power Co.....................................................          78,375
          9,000  Central Vermont Public Service.............................................         119,250
          4,000  Commonwealth Energy System.................................................         108,000
          5,000  Eastern Utilities Associates...............................................          99,688
          3,000  Interstate Power Co........................................................          94,875
          2,000  Orange & Rockland Utilities, Inc...........................................          74,625
          5,000  Rochester Gas & Electric Corp..............................................         123,750
          3,000  Southern California Water Co...............................................          67,125
          3,000  TNP Enterprises, Inc.......................................................          75,375
          2,500  United Illuminating Co.....................................................          91,094
                                                                                              ---------------
                                                                                                   1,117,907
                                                                                              ---------------
                 TOTAL COMMON STOCKS (COST $14,583,661) ....................................   $  16,414,343
                                                                                              ---------------


SMALL CAP VALUE FUND (continued)
=============================================================================================================
      Face
      Value      MONEY MARKET AND EQUIVALENTS-- 2.6%                                               Value
-------------------------------------------------------------------------------------------------------------

  $      48,049  One Group Prime Money Market Fund..........................................  $       48,049
        200,000  KZH Crescent Corp., CP 10/2/97.............................................         199,904
        190,000  ReliaStar Financial Corp., CP 10/3/97......................................         189,908
                                                                                              ---------------

                 TOTAL MONEY MARKET AND EQUIVALENTS (COST $437,861) ........................   $     437,861
                                                                                              ---------------

                 TOTAL INVESTMENTS AT VALUE-- 100.4% (COST $15,021,522) ....................   $  16,852,204

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.4)% ............................        ( 67,824)
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  16,784,380
                                                                                              ===============

(a)      Non-income producing securities.

BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997 (Unaudited)
============================================================================================================
     Shares      COMMON STOCKS -- 56.5%                                                             Value
------------------------------------------------------------------------------------------------------------

                 AIRLINES -- 1.2%
          3,500  Comair Holdings, Inc.......................................................   $      94,062
                                                                                              ---------------

                 AUTOMOTIVE -- 2.6%
          3,000  Chrysler Corp..............................................................         110,437
          2,000  Ford Motor Co..............................................................          90,500
                                                                                              ---------------
                                                                                                     200,937
                                                                                              ---------------
                 CAPITAL GOODS -- 3.0%
          4,000  AGCO Corp..................................................................         126,750
          2,100  Briggs & Stratton Corp.....................................................         103,819
                                                                                              ---------------
                                                                                                     230,569
                                                                                              ---------------
                 CHEMICALS -- 2.4%
            700  Dow Chemical Co., (The)....................................................          63,481
          1,550  Potash Corp. of Saskatchewan Inc...........................................         121,675
                                                                                              ---------------
                                                                                                     185,156
                                                                                              ---------------
                 DATA STORAGE -- 1.9%
          4,150  Seagate Technology, Inc.(a) ...............................................         149,919
                                                                                              ---------------

                 ELECTRONICS -- 2.3%
          1,050  Arrow Electronics, Inc.(a) ................................................          60,900
          2,050  Raytheon Co................................................................         121,206
                                                                                              ---------------
                                                                                                     182,106
                                                                                              ---------------
                 FINANCIAL SERVICES -- 3.0%
          2,000  Ambac Financial Group, Inc.................................................          81,375
          3,100  Green Tree Financial Corp..................................................         145,700
                                                                                              ---------------
                                                                                                     227,075
                                                                                              ---------------
                 GOVERNMENT SPONSORED ENTERPRISES -- 0.9%
          1,500  Federal National Mortgage Association......................................          70,500
                                                                                              ---------------

                 HOUSING -- 1.5%
          6,200  Clayton Homes, Inc.........................................................         115,087
                                                                                              ---------------

                 INSURANCE -- 1.4%
          2,000  AFLAC, Inc.................................................................         108,500
                                                                                              ---------------

                 MEDIA -- 4.6%
          4,000  Comcast Corp...............................................................         103,000
          5,000  Cox Communications, Inc. - Class A(a) .....................................         137,812
          6,000  News Corporation Ltd. (The) (ADR)..........................................         107,625
                                                                                              ---------------
                                                                                                     348,437
                                                                                              ---------------
                 METALS -- 3.2%
          3,000  Alumax Inc.(a) ............................................................         122,625
          1,500  Aluminum Co. of America....................................................         123,000
                                                                                              ---------------
                                                                                                     245,625
                                                                                              ---------------



BALANCED FUND (continued)
==============================================================================================================
     Shares      COMMON STOCKS -- 56.5%                                                             Value
--------------------------------------------------------------------------------------------------------------

                 MISCELLANEOUS -- 2.0%
          4,000  CCA Prison Realty Trust(a) ................................................   $     151,000
                                                                                              ---------------

                 MORTGAGE SERVICES -- 3.4%
          3,000  Countrywide Credit Industries, Inc.........................................         109,313
          2,600  PMI Group, Inc. (The)......................................................         149,013
                                                                                              ---------------
                                                                                                     258,326
                                                                                              ---------------
                 RETAIL -- 3.4%
          4,200  Fingerhut Cos., Inc........................................................          94,500
          1,000  Payless ShoeSource, Inc.(a) ...............................................          59,688
          3,000  Toys "R" Us, Inc.(a) ......................................................         106,500
                                                                                              ---------------
                                                                                                     260,688
                                                                                              ---------------
                 REAL ESTATE -- 4.8%
          1,500  Health Care Property Investors, Inc........................................          58,125
          4,000  Merry Land & Investment Co., Inc...........................................          88,250
          2,000  Simon DeBartolo Group, Inc.................................................          66,000
          3,000  TrizecHahn Corp............................................................          77,438
          5,000  United Dominion Realty Trust, Inc..........................................          75,000
                                                                                              ---------------
                                                                                                     364,813
                                                                                              ---------------
                 SEMICONDUCTOR -- 1.8%
            800  Intel Corp.................................................................          73,850
          2,000  MEMC Electronic Materials, Inc.(a) ........................................          60,000
                                                                                              ---------------
                                                                                                     133,850
                                                                                              ---------------
                 TECHNOLOGY -- 3.3%
          3,550  Cabletron Systems, Inc.(a) ................................................         113,600
          4,000  NCR Corp.(a) ..............................................................         139,750
                                                                                              ---------------
                                                                                                     253,350
                                                                                              ---------------
                 TELECOMMUNICATIONS -- 3.3%
          7,200  360 Communications Co.(a) .................................................         150,300
          2,000  Sprint Corp................................................................         100,000
                                                                                              ---------------
                                                                                                     250,300
                                                                                              ---------------
                 TOBACCO -- 2.3%
          4,150  Phillip Morris Cos., Inc...................................................         172,484
                                                                                              ---------------

                 UTILITIES -- 4.2%
          4,000  Houston Industries, Inc....................................................          87,000
          4,000  Illinova Corp..............................................................          86,250
          2,000  NIPSCO Industries, Inc.....................................................          84,250
          3,000  Southern Co................................................................          67,688
                                                                                              ---------------
                                                                                                     325,188
                                                                                              ---------------

                 TOTAL COMMON STOCKS (COST $3,967,749) .....................................   $   4,327,972
                                                                                              ---------------



BALANCED FUND (continued)
=============================================================================================================
     Shares      Fixed Income -- 34.7%                                                              Value
-------------------------------------------------------------------------------------------------------------

        300,000  U.S. Treasury Note, 6.375%,  7/15/99.......................................   $     302,906
        200,000  U.S. Treasury Note, 6.125%, 9/30/00........................................         201,250
        250,000  U.S. Treasury Note, 6.125%, 8/31/98........................................         251,016
        300,000  U.S. Treasury Note, 5.875%, 11/15/99.......................................         300,188
        250,000  U.S. Treasury Note, 6.125%, 12/31/01.......................................         251,250
        200,000  U.S. Treasury Note, 6.625%, 3/31/02........................................         204,813
        300,000  Countrywide Credit Industries, Inc., 6.280%, 1/12/03.......................         295,427
        300,000  EI Dupont De Nemours, 6.500%, 9/01/02......................................         301,423
        250,000  Hilton Hotels Corp., 7.000%, 7/15/04.......................................         249,862
        300,000  Potomac Capital Invt. Corp., 6.800%, 9/12/01...............................         301,817
                                                                                              ---------------

                 TOTAL FIXED INCOME (COST $2,646,989) ......................................   $   2,659,952
                                                                                              ---------------


===============================================================================================================
      Face
      Value      MONEY MARKET AND EQUIVALENTS-- 8.7%                                               Value
--------------------------------------------------------------------------------------------------------------

        250,000  Coop Trac "A" BE,  CP 10/2/97..............................................   $     249,960
        194,737  One Group Prime Money Market Fund..........................................         194,737
        225,000  Western Medical, CP 10/1/97................................................         225,000
                                                                                              ---------------

                 TOTAL MONEY MARKET AND EQUIVALENTS (COST $669,697) ........................   $     669,697
                                                                                              ---------------

                 TOTAL INVESTMENTS AT VALUE-- 99.9% (COST $7,284,435) ......................   $   7,657,621

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.1% ..............................           5,642
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $   7,663,263
                                                                                              ===============

(a)  Non-income producing securities.

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)
==============================================================================================================
                                                               Large Cap        Small Cap
                                                                 Value            Value           Balanced
                                                                 Fund             Fund              Fund
--------------------------------------------------------------------------------------------------------------


ASSETS
Investments in securities:
   At acquisition cost..................................   $    6,524,075    $  15,021,522     $   7,284,435
                                                           ==============    ==============   ===============
   At value (Note 2)....................................   $    7,076,505    $  16,852,204     $   7,657,621
Dividends and interest receivable.......................            7,437           22,035            32,169
Receivable for capital shares sold......................               --           40,004                --
Receivable from Adviser (Note 4)........................            6,000               --             4,700
Organization expenses, net (Note 2).....................           14,458           14,458            14,458
Other assets............................................           17,883           19,642            17,542
                                                           --------------    --------------   ---------------
   TOTAL ASSETS ........................................        7,122,283       16,948,343         7,726,490
                                                           --------------    --------------   ---------------

LIABILITIES
Dividends payable.......................................              688               --             4,891
Payable for securities purchased........................               --          120,318            44,245
Payable to affiliates (Note 4)..........................            6,400           14,862             6,400
Payable for capital shares redeemed.....................               --           22,058             1,800
Other liabilities.......................................            5,119            6,725             5,891
                                                           --------------    --------------   ---------------
   TOTAL LIABILITIES ...................................           12,207          163,963            63,227
                                                           --------------    --------------   ---------------

NET ASSETS .............................................   $    7,110,076    $  16,784,380     $   7,663,263
                                                           ==============    ==============   ===============

Net assets consist of:
Paid-in capital.........................................   $    6,532,538    $  14,482,485     $   7,234,454
Undistributed net investment income.....................               --           20,842                --
Accumulated net realized gains from security transactions          25,108          450,371            55,623
Net unrealized appreciation on investments..............          552,430        1,830,682           373,186
                                                           --------------    --------------   ---------------
Net assets..............................................   $    7,110,076    $  16,784,380     $   7,663,263
                                                           ==============    ==============   ===============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares.................   $    7,062,314    $  16,333,896     $   7,249,736
                                                           ==============    ==============   ===============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)...........          629,258        1,349,992           666,541
                                                           ==============    ==============   ===============
Net asset value and redemption price per share (Note 2).   $        11.22    $       12.10     $       10.88
                                                           ==============    ==============   ===============
Maximum offering price per share (Note 2)...............   $        11.84    $       12.77     $       11.48
                                                           ==============    ==============   ===============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares.................   $       47,762    $     450,484     $     413,527
                                                           ==============    ==============   ===============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)...........            4,261           37,283            38,065
                                                           ==============    ==============   ===============
Net asset value and offering price per share (Note 2)...   $        11.21    $       12.08     $       10.86
                                                           ==============    ==============   ===============


See accompanying notes to financial statements.


DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1997 (Unaudited)
==============================================================================================================
                                                               Large Cap        Small Cap
                                                                 Value            Value           Balanced
                                                                 Fund             Fund              Fund
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends............................................   $       33,428    $      72,737     $      19,413
   Interest.............................................            7,298           16,203            52,568
                                                           --------------    --------------   ---------------
     TOTAL INVESTMENT INCOME ...........................           40,726           88,940            71,981
                                                           --------------    --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4)....................           17,775           36,682            18,395
   Registration fees - Common...........................            1,452            1,452             1,452
   Registration fees - Class A..........................            3,846            5,180             3,846
   Registration fees - Class C..........................            3,862            3,862             3,862
   Accounting services fees (Note 4)....................            9,000            9,000             9,000
   Custodian fees.......................................            5,320            6,470             5,320
   Shareholder services and transfer agent
    fees - Class A (Note 4).............................            3,600            3,600             3,600
   Shareholder services and transfer agent
    fees - Class C (Note 4).............................            2,400            2,400             2,400
   Distribution expenses - Class A (Note 4).............            6,185            5,884             5,681
   Administration fees (Note 4).........................            3,000            3,473             3,000
   Trustees fees........................................            3,000            3,000             3,000
   Amortization of organization expenses (Note 2).......            1,314            1,314             1,314
   Other expenses.......................................            2,116            4,165             2,183
                                                           --------------    --------------   ---------------
     TOTAL EXPENSES ....................................           62,870           86,482            63,053
   Fees waived and common expenses
     reimbursed by Adviser (Note 4).....................         ( 23,775)        ( 12,500 )        ( 23,095 )
   Class C expenses reimbursed by Adviser (Note 4)......          ( 6,185)         ( 5,884 )         ( 5,681 )
                                                           --------------    --------------   ---------------
     NET EXPENSES ......................................           32,910           68,098            34,277
                                                           --------------    --------------   ---------------

NET INVESTMENT INCOME ..................................            7,816           20,842            37,704
                                                           --------------    --------------   ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions........           25,108          450,371            55,623
   Net change in unrealized
     appreciation/depreciation on investments...........          552,430        1,830,682           373,186
                                                           --------------    --------------   ---------------

NET REALIZED AND UNREALIZED GAINS ON
   INVESTMENTS .........................................          577,538        2,281,053           428,809
                                                           --------------    --------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $      585,354    $   2,301,895     $     466,513
                                                           ==============    ==============   ===============


See accompanying notes to financial statements.


DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended September 30, 1997 (Unaudited)
=============================================================================================================
                                                               Large Cap        Small Cap
                                                                 Value            Value           Balanced
                                                                 Fund             Fund              Fund
-------------------------------------------------------------------------------------------------------------


FROM OPERATIONS:
   Net investment income................................   $        7,816    $      20,842     $      37,704
   Net realized gains from security transactions........           25,108          450,371            55,623
   Net change in unrealized appreciation/
     depreciation on investments........................          552,430        1,830,682           373,186
                                                           --------------    --------------   ---------------
Net increase in net assets from operations..............          585,354        2,301,895           466,513
                                                           --------------    --------------   ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income, Class A........          ( 7,789)              --           ( 36,201)
   Dividends from net investment income, Class C........             ( 27)              --            ( 1,503)
                                                           --------------    --------------   ---------------
Decrease in net assets from distributions to shareholders         ( 7,816)              --           ( 37,704)
                                                           --------------    --------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS A
   Proceeds from shares sold............................        6,449,791       14,062,748         6,816,127
   Net asset value of shares issued in
     reinvestment of distributions to shareholders......            6,817               --            30,511
   Payments for shares redeemed.........................          ( 4,580)        ( 42,804)         ( 54,788)
                                                           --------------    --------------   ---------------
Net increase in net assets from Class A share transactions      6,452,028       14,019,944         6,791,850
                                                           --------------    --------------   ---------------

CLASS C
   Proceeds from shares sold............................           46,485          429,541           408,102
   Net asset value of shares issued in
     reinvestment of distributions to shareholders......               25               --             1,503
   Payments for shares redeemed.........................               --               --                --
                                                           --------------    --------------   ---------------
Net increase in net assets from Class C share transactions         46,510          429,541           409,605
                                                           --------------    --------------   ---------------

Net increase from capital share transactions............        6,498,538       14,449,485         7,201,455
                                                           --------------    --------------   ---------------

TOTAL INCREASE IN NET ASSETS ...........................        7,076,076       16,751,380         7,630,264

NET ASSETS:
   Beginning of period (Note 1).........................           34,000           33,000            33,000
                                                           --------------    --------------   ---------------
   End of period........................................   $    7,110,076    $  16,784,380     $   7,663,264
                                                           ==============    ==============   ===============

UNDISTRIBUTED NET INVESTMENT INCOME ....................   $           --    $      20,842     $          --
                                                           ==============    ==============   ===============


DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended September 30, 1997 (Unaudited)
(continued)
=============================================================================================================
                                                               Large Cap        Small Cap
                                                                 Value            Value           Balanced
                                                                 Fund             Fund              Fund
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE ACTIVITY:
CLASS A
   Shares sold..........................................          625,650        1,350,333           665,451
   Shares issued in reinvestment of distributions
    to shareholders.....................................              637              --              2,866
   Shares redeemed......................................            ( 429)         ( 3,641)          ( 5,076)
                                                           --------------    --------------   ---------------
   Net increase in shares outstanding...................          625,858        1,346,692           663,241
   Shares outstanding, beginning of period..............            3,400            3,300             3,300
                                                           --------------    --------------   ---------------
   Shares outstanding, end of period....................          629,258        1,349,992           666,541
                                                           ==============    ==============   ===============

CLASS C
   Shares sold..........................................            4,259           37,283            37,927
   Shares issued in reinvestment of distributions
    to shareholders.....................................                2               --               138
   Shares redeemed......................................               --               --                --
                                                           --------------    --------------   ---------------
   Net increase in shares outstanding...................            4,261           37,283            38,065
   Shares outstanding, beginning of period..............               --               --                --
                                                           --------------    --------------   ---------------
   Shares outstanding, end of period....................            4,261           37,283            38,065
                                                           ==============    ==============   ===============

See accompanying notes to financial statements.


DEAN FAMILY OF FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
From Initial Public Offering of Shares(A) through September 30, 1997
==============================================================================================================
                                      Large Cap Value Fund     Small Cap Value Fund         Balanced Fund
                                      --------------------     --------------------         --------------
                                       Class A      Class C     Class A     Class C      Class A     Class C
--------------------------------------------------------------------------------------------------------------


Net asset value at beginning
 of period.........................      $10.00      $ 10.76     $ 10.00     $ 10.95      $10.00     $ 10.71
                                     ----------  ----------- ----------- ------------ ----------- ------------

Income from investment operations:
  Net investment income (loss)......       0.02       ( 0.01)       0.02          --        0.07        0.01
  Net realized and unrealized gains
   on investments...................       1.22         0.47        2.08        1.13        0.88        0.18
                                     -----------  ---------- ----------- ------------ ----------- ------------
Total from investment operations....       1.24         0.46        2.10        1.13        0.95        0.19
                                     -----------  ---------- ----------- ------------ ----------- ------------

Less distributions:
  Dividends from net investment income   ( 0.02 )     ( 0.01 )        --          --      ( 0.07 )    ( 0.04 )
                                     ------------  ---------   --------- ------------ ----------- ------------
Total distributions.................     ( 0.02 )     ( 0.01)         --          --      ( 0.07 )    ( 0.04 )
                                     ------------  ---------   --------- ------------ ----------- ------------

Net asset value at end of period.... $    11.22    $   11.21   $   12.10  $    12.08  $    10.88  $    10.86
                                     ==========   ========== =========== ============ =========== ============

Total return(B) ....................     12.38%        4.24%      21.00%      10.32%       9.48%       1.77%
                                     ==========   ========== =========== ============ =========== ============

Net assets at end of period......... $7,062,314     $ 47,762 $16,333,896  $  450,484  $7,249,736  $   413,527
                                     ==========   ========== =========== ============ =========== ============

Ratio of expenses to average net
assets:
  Before waiver of fees by Adviser..    3.14%(C)   172.89%(C)    2.15%(C)    20.75%(C)    3.07%(C)     20.54%(C)
  After waiver of fees by Adviser...    1.85%(C)     2.60%(C)    1.85%(C)     2.60%(C)    1.85%(C)      2.60%(C)

Ratio of net investment income (loss)
  to average net assets ............      0.44%(C) (0.94)%(C)    0.56%(C)   (0.27)%(C)    2.03%(C)      1.12%(C)

Portfolio turnover rate ............        17%(C)     17%(C)      74%(C)       74%(C)      74%(C)        74%(C)

Average commission rate per share...   $   0.0600  $   0.0600  $  0.0600   $   0.0600   $   0.0600   $   0.0600

(A) Initial public offering date....      5-28-97     8-19-97    5-28-97       8-1-97      5-28-97       8-1-97

(B) The total returns shown do not include the effect of applicable sales loads.

(C) Annualized.

See accompanying notes to financial statements.
DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 1997 (Unaudited)
==============================================================================

1.   Organization

The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four fund series to date, the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund (the Funds). The International Value Fund began operations in October, 1997, and thus is not included in this report. The Trust was capitalized on March 17, 1997, when the initial shares of each Fund were purchased at $10.00 per share. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares.

The Large Cap Value Fund seeks to provide growth of capital over the long-term by investing primarily in the common stocks of large companies.

The Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.25% and a distribution fee of up to 0.25% of the average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of each Fund is equal to net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Large Cap Value Fund and the Balanced Fund each expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Small Cap Value Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 1997:


-------------------------------------------------------------------------------------------------------------
                                                               Large Cap        Small Cap
                                                                 Value            Value           Balanced
                                                                 Fund             Fund              Fund
-------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation...........................   $      629,176    $   2,072,865     $    415,549
Gross unrealized depreciation...........................         ( 76,746)       ( 242,183)        ( 42,363)
                                                           --------------    --------------   ---------------
Net unrealized appreciation.............................   $      552,430    $   1,830,682     $    373,186
                                                           ==============    ==============   ===============

--------------------------------------------------------------------------------------------------------------


The Federal income tax cost of portfolio investments is equal to book cost as shown on the statement of assets and liabilities.

3. Investment Transactions

During the six months ended September 30, 1997, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,651,874 and $192,958, respectively, for the Large Cap Value Fund, $15,897,163 and $1,763,919, respectively, for the Small Cap Value Fund, and $7,338,536 and $779,331, respectively, for the Balanced Fund.

4. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of C.H. Dean & Associates, Inc. (the Adviser) or of Countrywide Fund Services, Inc.
(CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended September 30, 1997, the Adviser waived its entire advisory fee of $17,775 and reimbursed $6,000 of common expenses and $6,185 of Class C expenses for the Large Cap Value Fund; waived $12,500 of its advisory fees and reimbursed $5,884 of Class C expenses for the Small Cap Value Fund; and waived its entire advisory fee of $18,395 and reimbursed $4,700 of common expenses and $5,681 of Class C expenses for the Balanced Fund.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Funds. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from each Fund at an annual rate of 0.10% on its average daily net assets up to $100 million; 0.075% on the next $100 million of such net assets; and 0.05% on such net assets in excess of $200 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT

Under the terms of a Transfer, Dividend, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in each class of each Fund, subject to a $1,200 minimum monthly fee for each class of shares of a Fund. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, CFS receives a monthly fee of $3,000 from each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

2480 Securities LLC (Underwriter), an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $80, $5,357 and $1,317 from underwriting and broker commissions on the sale of shares of the Large Cap Value Fund, Small Cap Value Fund and Balanced Fund, respectively, during the six months ended September 30, 1997.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of 0.25% of a Fund's average daily net assets allocable to Class C shares. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per annum of a Fund's average daily net assets allocable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund's
Class C shares.

                              DEAN FAMILY OF FUNDS
                              Large Cap Value Fund
                              Small Cap Value Fund
                                  Balanced Fund





                               Semi-Annual Report
                               September 30, 1997
                                   (Unaudited)

DEAN FAMILY OF FUNDS
2480 Kettering Tower
Dayton, Ohio 45423


BOARD OF TRUSTEES
Victor S. Curtis
Chauncey H. Dean
Dr. Robert D. Dean
Frank J. Perez
Dr. David H. Ponitz
Frank H. Scott
Gilbert P. Williamson


INVESTMENT ADVISER
C.H. DEAN & ASSOCIATES, INC.
2480 Kettering Tower
Dayton, Ohio 45423


UNDERWRITER
2480 SECURITIES LLC
2480 Kettering Tower
Dayton, Ohio 45423


TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 888-899-8343 Cincinnati: 513-629-2285

TABLE OF CONTENTS
===================================================
Chairman and President's Letter..................1
Discussions of Performance:
     Small Cap Value Fund........................2
     Large Cap Value Fund........................3
     Balanced Fund...............................4
Fund Facts.......................................5
Portfolios of Investments:
     Large Cap Value Fund........................6
     Small Cap Value Fund........................9
     Balanced Fund..............................15
Financial Statements............................18
Notes to Financial Statements...................23
===================================================